Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of current and deferred portions of income tax expense included in the consolidated statements of income and comprehensive income

	Year Ended December 31,
	2012	2013	2014
	RMB
Income tax benefit (expense), current	8,078	(21,486)	(15,861)
Income tax benefit, deferred	5,961	10,176	3,888
Change in valuation allowance	(7,261)	(7,501)	(3,615)
Total	6,778	(18,811)	(15,588)

Schedule of the components of deferred income tax assets and liabilities

	December 31,
	2013	2014
	RMB
Deferred tax assets:
Net operating loss carry forward	20,057	24,615
Deferred rent	5,180	6,297
Accrued payroll and other expense	6,391	2,976
Property and equipment impairment	3,394	4,877
Others	213	358
Sub-total	35,235	39,123
Valuation allowance	(25,764)	(29,379)
Total deferred tax assets	9,471	9,744
Deferred tax assets are analyzed as:
Current	1,879	930
Non-current	7,592	8,814
Total deferred tax assets	9,471	9,744

Schedule of a reconciliation of the PRC statutory tax rate to the effective tax rate

	2012	2013	2014

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status	7.1%	7.9%	11.0%
Tax effect of non-deductible expenses, net	1.0%	3.6%	2.3%
Effect of tax holidays	(17.4)%	(18.7)%	(17.7)%
Effect of change in valuation allowance	11.3%	12.9%	6.8%
One time tax levy	(37.0)%	1.5%	(0.2)%
DTA movement due to tax loss expiration	0.0%	0.0%	1.9%
Others	0.2%	0.0%	0.0%
Effective EIT rate	(9.8)%	32.2%	29.1%

Schedule of the aggregate amount and per share effect of the tax holiday
	2012	2013	2014
	RMB except per share amounts

The aggregate amount effect	12,020	10,894	9,448
Per share effect — basic	0.12	0.10	0.09
Per share effect — diluted	0.11	0.10	0.09